CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 1,229,400	$ 2,576,677
Total current assets	195,225,155	171,199,812
TOTAL ASSETS	203,305,181	177,643,037
Current Liabilities
Other payables and accrued liabilities	2,502,866	3,875,529
Due to related parties	3,263,064	2,297,639
Total Current Liabilities	37,870,011	41,000,489
TOTAL LIABILITIES	52,193,902	47,097,942
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 shares outstanding as both of December 31, 2020 and 2019	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	10,486,495	9,043,010
Retained earnings	88,116,913	78,484,535
Accumulated other comprehensive income/(loss)	2,071,488	(5,789,815)
Treasury stock, at cost: 208,890 shares as of December 31, 2020 and 2019	(192,153)	(192,153)
TOTAL SHAREHOLDERS' EQUITY	134,654,198	115,717,032
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	203,305,181	177,643,037
Ossen Innovation Co., Ltd [Member] | Reportable Legal Entities [Member]
Current Assets
Cash	5,339	103,628
Due from related parties	32,236	32,236
Total current assets	37,575	135,864
Investments in subsidiaries	137,977,216	118,070,724
TOTAL ASSETS	138,014,791	118,206,588
Current Liabilities
Other payables and accrued liabilities	21,521	191,917
Due to related parties	3,339,072	2,297,639
Total Current Liabilities	3,360,593	2,489,556
TOTAL LIABILITIES	3,360,593	2,489,556
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 shares outstanding as both of December 31, 2020 and 2019	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	10,486,495	9,043,010
Retained earnings	88,116,913	78,484,535
Accumulated other comprehensive income/(loss)	2,071,488	(5,789,815)
Treasury stock, at cost: 208,890 shares as of December 31, 2020 and 2019	(192,153)	(192,153)
TOTAL SHAREHOLDERS' EQUITY	134,654,198	115,717,032
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 138,014,791	$ 118,206,588